Business segment information - Schedule of Geographic Information Analyses the Bank's Revenue and Non-Current Assets by the Bank's Country (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Reporting Segment [Line Items]
Revenue	$ 303,636	$ 266,119	$ 166,672
Non-current assets	23,339	19,399	19,386
Argentina
Disclosure of Reporting Segment [Line Items]
Revenue	7,595	4,748	4,721
Non-current assets	48	80	117
Brazil
Disclosure of Reporting Segment [Line Items]
Revenue	30,093	25,630	15,100
Non-current assets	461	292	125
Chile
Disclosure of Reporting Segment [Line Items]
Revenue	11,563	11,273	8,072
Non-current assets	0	0	0
Colombia
Disclosure of Reporting Segment [Line Items]
Revenue	35,487	32,584	16,192
Non-current assets	118	181	35
Costa Rica
Disclosure of Reporting Segment [Line Items]
Revenue	12,694	10,358	9,161
Non-current assets	0	0	0
Dominican Republic
Disclosure of Reporting Segment [Line Items]
Revenue	22,773	20,164	9,325
Non-current assets	0	0	0
Ecuador
Disclosure of Reporting Segment [Line Items]
Revenue	17,402	15,107	12,576
Non-current assets	0	0	0
El Salvador
Disclosure of Reporting Segment [Line Items]
Revenue	2,837	2,209	2,297
Non-current assets	0	0	0
Guatemala
Disclosure of Reporting Segment [Line Items]
Revenue	28,775	24,061	16,961
Non-current assets	0	0	0
Honduras
Disclosure of Reporting Segment [Line Items]
Revenue	7,370	6,312	6,081
Non-current assets	0	0	0
Jamaica
Disclosure of Reporting Segment [Line Items]
Revenue	4,073	3,337	2,525
Non-current assets	0	0	0
Mexico
Disclosure of Reporting Segment [Line Items]
Revenue	44,570	35,442	24,767
Non-current assets	831	400	14
Panama
Disclosure of Reporting Segment [Line Items]
Revenue	6,449	6,753	6,015
Non-current assets	21,668	18,119	18,994
Paraguay
Disclosure of Reporting Segment [Line Items]
Revenue	2,724	2,734	2,488
Non-current assets	0	0	0
Peru
Disclosure of Reporting Segment [Line Items]
Revenue	25,317	20,501	8,733
Non-current assets	0	0	0
Trinidad and Tobago
Disclosure of Reporting Segment [Line Items]
Revenue	6,978	6,832	6,330
Non-current assets	0	0	0
Uruguay
Disclosure of Reporting Segment [Line Items]
Revenue	1,877	1,208	1,533
Non-current assets	0	0	0
Other
Disclosure of Reporting Segment [Line Items]
Revenue	35,059	36,866	13,795
Non-current assets	$ 213	$ 327	$ 101